Related Party Relationship and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Employee compensation	[1]	₨ 555,855	₨ 533,477		₨ 549,301
Entities controlled by promoters [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		358	305		559
Purchase of services		169	423		0
Items of property, plant and equipments purchased		145	155		330
Ticketing and Hospitality		418	448
Dividend	[2]	78,692	42,923		3,577
Buyback Of Shares	[2]				81,093
Rental income		11	31		26
Rent Paid		1	1
Sale of investment		0
Advance paid to supplier		46
Contribution to post employment benefit plans		0	0		0
Contribution to Gratuity trust		0
Investment		0
Others		20	70		14
Remuneration and short-term benefits	[3],[4]	0	0	[5]	0	[6]
Other benefits	[3],[7]	0	0	[5]	0	[6]
Balance as at the year end
Receivables		371	255		478
Payables		0	0		0
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0	0		0
Purchase of services		0	0		0
Items of property, plant and equipments purchased		0	0		0
Ticketing and Hospitality		0	0
Dividend	[2]	5,097	2,780		232
Buyback Of Shares	[2]				5,028
Rental income		0	0		0
Rent Paid		12	12		7
Sale of investment		0
Advance paid to supplier		0
Contribution to post employment benefit plans		0	0		0
Employee compensation					921
Contribution to Gratuity trust		0
Investment		0
Others		0	0		0
Remuneration and short-term benefits	[3],[4]	505	596	[5]	1,321	[6]
Other benefits	[3],[7]	273	283	[5]	585	[6]
Balance as at the year end
Receivables		0	0		0
Payables		138	254		638
Associate / Joint Venture [Member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		7	0		0
Purchase of services		0	0		107
Items of property, plant and equipments purchased		0	0		0
Ticketing and Hospitality		0	0
Dividend	[2]	0	0		0
Buyback Of Shares	[2]				0
Rental income		0	0		0
Rent Paid		0	0		0
Sale of investment		181
Advance paid to supplier		0
Contribution to post employment benefit plans		0	0		0
Contribution to Gratuity trust		0
Investment		348
Others		0	0		0
Remuneration and short-term benefits	[3],[4]	0	0	[5]	0	[6]
Other benefits	[3],[7]	0	0	[5]	0	[6]
Balance as at the year end
Receivables		0	0		0
Payables		0	0		0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0	0		0
Purchase of services		0	0		0
Items of property, plant and equipments purchased		0	0		0
Ticketing and Hospitality		0	0
Dividend	[2]	0	0		0
Buyback Of Shares	[2]				0
Rental income		0	0		0
Rent Paid		0	0		0
Sale of investment		0
Advance paid to supplier		0
Contribution to post employment benefit plans		7,058	6,517		6,265
Contribution to Gratuity trust		5,220
Investment		0
Others		0	0		0
Remuneration and short-term benefits	[3],[4]	0	0	[5]	0	[6]
Other benefits	[3],[7]	0	0	[5]	0	[6]
Balance as at the year end
Receivables		0	0		0
Payables		₨ 0	₨ 0		₨ 0

[1]	Employee compensation includes impact of past service cost on gratuity and remeasurement of leave encashment due to implementation of new labour code amounting to ₹ 2,756 for the year ended March 31, 2026.
[2]	Includes relative of key management personnel.
[3]	Post-employment benefits and other long-term benefits including compensated absences are not disclosed, as these are determined for the Company as a whole based on actuarial valuation.
[4]	Remuneration and short-term benefits includes sitting fees and commission paid to non-executive directors, non-independent directors, and independent directors.
[5]	Remuneration, short-term benefits and other benefits for Mr. Srinivas Pallia is for the period from April 7, 2024 to March 31, 2025.
[6]	Remuneration, short-term benefits and other benefits for Mr. Thierry Delaporte includes cash compensation in amount of ₹ 415, cost of accelerated vesting of ₹ 310 towards unvested stock options and ₹ 196 towards social security contributions.
[7]	Other benefits include ₹ 575, ₹ 277, and ₹ 267 as of March 31, 2024, 2025 and 2026, respectively towards amortization of RSUs granted to key management personnel which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.